UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: April 30, 2017

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund II

CARDINAL SMALL CAP VALUE FUND

Semi-Annual Report | April 30, 2017

Investment Adviser: CARDINAL CAPITAL MANAGEMENT, L.L.C.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL
CAP VALUE FUND
APRIL 30, 2017
(Unaudited)

The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-844-CCM-SEIC (1-844-226-7342); and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL
CAP VALUE FUND
APRIL 30, 2017
(Unaudited)

SECTOR WEIGHTINGS †

† Percentages based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 95.2%
	Shares	Value
CONSUMER DISCRETIONARY — 10.0%
Bob Evans Farms	1,370	$91,434
Del Frisco’s Restaurant Group *	26,772	460,478
IAC *	11,731	973,790
Lithia Motors, Cl A	5,870	560,879
Oxford Industries	9,890	573,422
SeaWorld Entertainment *	20,940	367,078
Six Flags Entertainment	10,408	651,645

		3,678,726

CONSUMER STAPLES — 2.4%
MGP Ingredients	17,210	901,116

ENERGY — 4.2%
Callon Petroleum *	67,940	804,410
Laredo Petroleum *	21,990	282,791
Resolute Energy *	11,780	441,161

		1,528,362

FINANCIALS — 23.2%
BGC Partners, Cl A	79,878	909,011
Columbia Banking System	33,085	1,307,188
FirstCash	12,571	653,064
Lakeland Bancorp	32,500	632,125

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL
CAP VALUE FUND
APRIL 30, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
MB Financial	30,623	$1,301,784
Pacific Premier *	22,700	829,685
PacWest Bancorp	21,891	1,081,197
Park Sterling	6,190	76,137
SLM *	46,410	581,981
South State	6,375	561,956
United Bankshares	14,349	572,529

		8,506,657

HEALTH CARE — 4.6%
Chemed	1,770	356,443
Ligand Pharmaceuticals *	11,942	1,327,592

		1,684,035

INDUSTRIALS — 19.2%
Advisory Board *	16,220	828,842
BWX Technologies, Cl W	25,801	1,268,635
CBIZ *	67,903	1,069,472
Genesee & Wyoming, Cl A *	15,552	1,053,804
Kaman	16,771	805,176
KAR Auction Services	27,633	1,205,351
Teledyne Technologies *	6,116	824,620

		7,055,900

INFORMATION TECHNOLOGY — 13.6%
ACI Worldwide *	38,326	823,626
CommerceHub, Cl A *	9,270	148,320
CommerceHub, Cl C *	24,000	382,080
Convergys	8,453	190,277
CTS	26,262	580,390
j2 Global	8,625	778,320
Match Group *	22,090	411,537
PDF Solutions *	52,056	990,105
Silicon Motion Technology ADR	14,160	687,468

		4,992,123

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL
CAP VALUE FUND
APRIL 30, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MATERIALS — 4.0%
Silgan Holdings	15,346	$930,275
Valvoline	25,010	556,472

		1,486,747

REAL ESTATE — 13.3%
Bluerock Residential Growth, Cl A REIT *	20,676	257,623
Colony Starwood Homes REIT *	16,348	565,151
EPR Properties REIT *	2,510	182,502
Hersha Hospitality Trust, Cl A REIT *	15,263	281,450
Howard Hughes *	10,284	1,266,063
Medical Properties Trust REIT *	83,476	1,091,031
New York REIT *	129,604	1,236,422

		4,880,242

TELECOMMUNICATION SERVICES — 0.7%
Boingo Wireless *	17,108	244,473

TOTAL COMMON STOCK (Cost $32,084,328)		34,958,381

SHORT-TERM INVESTMENT(A) — 4.4%

SEI Daily Income Trust Government Fund, Cl A, 0.580% (Cost $1,638,526)	1,638,526	1,638,526

TOTAL INVESTMENTS — 99.6% (Cost $33,722,854)		$36,596,907

Percentages are based on Net Assets of $36,726,062.
*	Non-income producing security.
(A)	The reporting rate is the 7-day effective yield as of April 30, 2017.

ADR — American Depositary Receipt

Cl — Class

REIT — Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL
CAP VALUE FUND
APRIL 30, 2017
(Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $33,722,854)	$36,596,907
Receivable for Investment Securities Sold	416,735
Receivable for Capital Shares Sold	14,918
Dividend Receivable	3,640
Prepaid Expenses	9,482

Total Assets	37,041,682

Liabilities:
Payable for Investment Securities Purchased	257,202
Payable due to Administrator	9,041
Payable due to Adviser	8,509
Payable due to Trustees	3,771
Chief Compliance Officer Fees Payable	2,057
Other Accrued Expenses and Other Payables	35,040

Total Liabilities	315,620

Net Assets	$36,726,062

NET ASSETS CONSIST OF:
Paid-in Capital	$32,941,386
Distributions in Excess of Net Investment Income	(42,262)
Accumulated Net Realized Gain on Investments	952,885
Net Unrealized Appreciation on Investments	2,874,053

Net Assets	$36,726,062

Net Asset Value and Offering Price Per Share-Institutional Class Shares ($36,726,062 ÷ 3,045,104 shares)	$12.06

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL CAP VALUE
FUND FOR THE SIX MONTHS
ENDED APRIL 30, 2017
(Unaudited)

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$163,583

Total Investment Income	163,583

Expenses:
Investment Advisory Fees	108,533
Administration Fees	54,548
Trustees’ Fees	7,460
Chief Compliance Officer Fees	2,888
Legal Fees	14,751
Transfer Agent Fees	13,063
Audit Fees	12,085
Registration and Filing Fees	11,208
Printing Fees	7,492
Custodian Fees	2,480
Other Expenses	4,796

Total Expenses	239,304

Less:
Waiver of Investment Advisory Fees	(84,253)

Net Expenses	155,051

Net Investment Income	8,532

Net Realized Gain on Investments	1,133,418

Net Change in Unrealized Appreciation on Investments	1,959,895

Net Realized and Unrealized Gain on Investments	3,093,313

Net Increase in Net Assets Resulting from Operations	$3,101,845

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL
CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations:
Net Investment Income	$8,532	$79,762
Net Realized Gain on Investments	1,133,418	128,601
Net Change in Unrealized Appreciation on Investments	1,959,895	949,407

Net Increase in Net Assets Resulting From Operations	3,101,845	1,157,770

Dividends:
Dividends from Net Investment Income:
Institutional Class Shares	(117,446)	(117,923)

Distributions from Net Capital Gains:
Institutional Class Shares	(292,400)	(75,926)

Total Dividends and Distributions	(409,846)	(193,849)

Capital Share Transactions: (1)
Institutional Class Shares:
Issued	20,313,012	13,851,647
Reinvestment of Distributions	294,977	159,838
Redeemed	(4,493,573)	(7,086,790)

Increase in Net Assets From Institutional Class Shares Transactions	16,114,416	6,924,695

Net Increase in Net Assets From Share Transactions	16,114,416	6,924,695

Total Increase in Net Assets	18,806,415	7,888,616

Net Assets:
Beginning of Period	17,919,647	10,031,031

End of Period (undistributed (distributions in excess of) net investment income of $(42,262) and $66,652)	$36,726,062	$17,919,647

(1)	For share transactions, see Note 6 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL
CAP VALUE FUND

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

Institutional Class Shares	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016	Year Ended October 31, 2015	Period Ended October 31, 2014‡

Net Asset Value, Beginning of Period	$10.63		$10.19	$9.93	$10.00

Income (Loss) from Investment Operations:
Net Investment Income*	0.00	**	0.06	0.11	0.04
Net Realized and Unrealized Gain (Loss)	1.60		0.56	0.25	(0.11)

Total from Investment Operations	1.60		0.62	0.36	(0.07)

Dividends and Distributions:
Net Investment Income	(0.04)		(0.11)	(0.07)	–
Capital Gains	(0.13)		(0.07)	(0.03)	–

Total Dividends and Distributions	(0.17)		(0.18)	(0.10)	–

Net Asset Value, End of Period	$12.06		$10.63	$10.19	$9.93

Total Return†	15.10%		6.27%	3.63%	(0.70)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$36,726		$17,920	$10,031	$6,727
Ratio of Expenses to Average Net Assets	1.00%	††	1.00%	1.00%	1.00%	††
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.54%	††	2.43%	3.40%	6.19%	††
Ratio of Net Investment Income to Average Net Assets	0.05%	††	0.54%	1.06%	0.70%	††
Portfolio Turnover Rate ^	31%	^	72%	39%	28%	^

*	Per share calculations were performed using average shares for the period.

**	Amount represents less than $0.01 per share.

†	Total return is for the period indicated and has not been annualized. Return shown does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return would have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

††	Annualized.

^	Portfolio turnover rate is for the period indicated and has not been annualized.

‡	Commenced operations on April 1, 2014.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL
CAP VALUE FUND
APRIL 30, 2017

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 funds. The financial statements herein are those of the Cardinal Small Cap Value Fund (the “Fund”). The Fund commenced operations on April 1, 2014. The Fund is diversified and its investment objective is to seek to achieve long-term capital appreciation. The Fund invests primarily (at least 80% of its net assets) in securities of small capitalization companies. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidance for investment companies.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL
CAP VALUE FUND
APRIL 30, 2017

Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL
CAP VALUE FUND
APRIL 30, 2017

As of April 30, 2017, all of the Fund’s investments were Level 1. For the six months ended April 30, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the six months ended April 30, 2017, there were no Level 3 securities.

For the six months ended April 30, 2017, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2017, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date basis for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in REITs — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL
CAP VALUE FUND
APRIL 30, 2017

estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2017, the Fund paid $54,548 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Atlantic Fund Services, LLC serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL
CAP VALUE FUND
APRIL 30, 2017

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, Cardinal Capital Management, L.L.C. (the “Adviser”) provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.70% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep the Institutional Class Shares’ total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.00% of the Fund’s Institutional Class Shares’ average daily net assets until May 31, 2018. This Agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on May 31, 2018. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the board may permit the Adviser to retain the difference between total annual operating expenses and 1.00% to recapture all or a portion of its prior reductions or reimbursements made during the preceding three-year period. As of April 30, 2017, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $177,240, $219,455 and $84,253 expiring in 2017, 2018 and 2019 respectively.

6. Share Transactions:

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Share Transactions:
Institutional Class Shares
Issued	1,716,496	1,347,392
Reinvestment of Distributions	24,834	15,794
Redeemed	(381,564)	(662,361)

Net Institutional Class Shares Capital Share Transactions	1,359,766	700,825

Net Increase in Shares Outstanding From Share Transactions	1,359,766	700,825

7. Investment Transactions:

For the six months ended April 30, 2017, the Fund made purchases of $23,729,350 and sales of $9,014,977 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL
CAP VALUE FUND
APRIL 30, 2017

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the years ended October 31, were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
2016	$138,621	$55,228	$193,849
2015	68,232	–	68,232

As of October 31, 2016, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$66,652
Undistributed Long-Term Capital Gains	292,356
Unrealized Appreciation	733,669

Total Accumulated Losses	$1,092,677

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2017, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 33,722,854	$3,439,331	$(565,278)	$2,874,053

The temporary book to tax differences primarily consist of wash sales.

9. Other:

At April 30, 2017, 87.53% of Institutional Class Shares total shares outstanding were held by five record shareholders each owning 10% or greater of the aggregate total

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL
CAP VALUE FUND
APRIL 30, 2017

shares outstanding. These shareholders were comprised of a record shareholder and several omnibus accounts that were held on behalf of various individual shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. Regulatory Matters:

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund’s current financial statement presentation and expects that the Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

11. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL
CAP VALUE FUND
APRIL 30, 2017

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2016 to April 30, 2017).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL
CAP VALUE FUND
APRIL 30, 2017

DISCLOSURE OF FUND EXPENSES (Unaudited) — concluded

	Beginning Account Value 11/01/16	Ending Account Value 4/30/17	Annualized Expense Ratios	Expenses Paid During Period*
Cardinal Small Cap Value Fund
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,151.00	1.00%	$ 5.33

Hypothetical 5% Return
Institutional Class Shares	$1,000.00	$1,019.84	1.00%	$ 5.01

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL
CAP VALUE FUND
APRIL 30, 2017

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on March 1, 2017 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL
CAP VALUE FUND
APRIL 30, 2017

being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods, including since its inception, and information regarding the Fund’s performance since the Agreement was last renewed. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified

THE ADVISORS’ INNER CIRCLE FUND II	CARDINAL SMALL
CAP VALUE FUND
APRIL 30, 2017

by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangements with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

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Cardinal Small Cap Value Fund

PO Box 588

Portland, ME 04112

1-844-CCM-SEIC

Adviser:

Cardinal Capital Management, L.L.C.

Four Greenwich Office Park

Greenwich, Connecticut 06831

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania 19103

This information must be preceded or accompanied by a current prospectus for the Fund.

CAR-SA-001-0400

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
President

Date: July 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
President

Date: July 7, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 7, 2017